Financial Instruments - Foreign Currency Risk (Details) - Currency Risk - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments
Total exposure	€ (206,878)	€ (20,082)
Cash and cash equivalents
Financial Instruments
Total exposure	10,895	17,927
Non-current receivables from affiliated companies
Financial Instruments
Total exposure	834	11,793
Current receivables from affiliated companies
Financial Instruments
Total exposure	9,334	5,951
Non-current trade and other payables
Financial Instruments
Total exposure		(3,786)
Current trade and other payables
Financial Instruments
Total exposure	(19,308)	(7,235)
Non-current payables to affiliated companies
Financial Instruments
Total exposure	(757)
Current payables to affiliated companies
Financial Instruments
Total exposure	(2,863)	(18,465)
Warrants [Member]
Financial Instruments
Total exposure	(205,013)	(26,267)
USD
Financial Instruments
Total exposure	(202,887)	(19,098)
USD | Cash and cash equivalents
Financial Instruments
Total exposure	10,827	17,927
USD | Non-current receivables from affiliated companies
Financial Instruments
Total exposure	119	5,424
USD | Current receivables from affiliated companies
Financial Instruments
Total exposure	7,388	2,158
USD | Non-current trade and other payables
Financial Instruments
Total exposure		(2,885)
USD | Current trade and other payables
Financial Instruments
Total exposure	(13,345)	(7,097)
USD | Current payables to affiliated companies
Financial Instruments
Total exposure	(2,863)	(8,358)
USD | Warrants [Member]
Financial Instruments
Total exposure	(205,013)	(26,267)
JPY
Financial Instruments
Total exposure	(5,826)	(901)
JPY | Cash and cash equivalents
Financial Instruments
Total exposure	16
JPY | Non-current trade and other payables
Financial Instruments
Total exposure		(901)
JPY | Current trade and other payables
Financial Instruments
Total exposure	(5,842)
GBP
Financial Instruments
Total exposure	1,835	(83)
GBP | Cash and cash equivalents
Financial Instruments
Total exposure	52
GBP | Non-current receivables from affiliated companies
Financial Instruments
Total exposure	715	6,369
GBP | Current receivables from affiliated companies
Financial Instruments
Total exposure	1,946	3,793
GBP | Current trade and other payables
Financial Instruments
Total exposure	(121)	(138)
GBP | Non-current payables to affiliated companies
Financial Instruments
Total exposure	€ (757)
GBP | Current payables to affiliated companies
Financial Instruments
Total exposure		€ (10,107)